Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2026
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Net income for purposes of calculating basic and diluted earnings per share	163,767	143,273	115,907

Weighted average shares outstanding	85,871	85,443	85,068
Dilutive effect of employee stock options	424	587	505
Dilutive effect of restricted and performance share units	1,284	1,293	1,245
Weighted average common and common equivalent shares outstanding	87,579	87,323	86,818
Earnings per share
Basic	1.91	1.68	1.36
Diluted	1.87	1.64	1.34